UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	October 30, 2003

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		72
Form 13F Information Table Value Total:		$126,765

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2396    56310 SH       SOLE                    56310
Acterna Corporation            COM              00503U105        0    15592 SH       SOLE                    15592
Annaly Mortgage Management, In COM              035710409     1762   107300 SH       SOLE                   106800               500
Avista (formerly Washington Wa COM              940688104      191    12250 SH       SOLE                    12200                50
BP p.l.c. ADR                  COM              055622104     1190    28277 SH       SOLE                    28277
BRE Properties                 COM              05564E106     2020    61256 SH       SOLE                    60356               900
BellSouth Corp.                COM              079860102      417    17609 SH       SOLE                    17609
Brascan Corp.   (formerly Edpe COM              280905803     2034    80700 SH       SOLE                    79150              1550
Bristol-Myers Squibb           COM              110122108     2919   113750 SH       SOLE                   113050               700
CSX Corp.                      COM              126408103      263     9000 SH       SOLE                     9000
Chesapeake Energy Corporation  COM              165167107     1207   112000 SH       SOLE                   111000              1000
ChevronTexaco Corporation      COM              166764100     5178    72477 SH       SOLE                    72246               231
Con Agra Inc.                  COM              205887102      542    25538 SH       SOLE                    25538
Consolidated Edison, Inc.      COM              209115104      240     5900 SH       SOLE                     5900
DNP Select Income Fund (fmly.  COM              264324104     2000   189200 SH       SOLE                   189200
Donnelley (RR) & Sons          COM              257867101     1886    75850 SH       SOLE                    75100               750
Dow Chemical Co.               COM              260543103      270     8287 SH       SOLE                     8287
Du Pont                        COM              263534109     2856    71380 SH       SOLE                    71380
Duke-Weeks Realty Corp.        COM              264411505      818    28000 SH       SOLE                    27000              1000
Edison International (formerly COM              281020107      254    13310 SH       SOLE                    13310
Emerson Electric               COM              291011104     3275    62200 SH       SOLE                    61900               300
ExxonMobil                     COM              30231g102     1567    42818 SH       SOLE                    42818
General Electric               COM              369604103      523    17528 SH       SOLE                    17528
Gillette Co.                   COM              375766102     2691    84140 SH       SOLE                    83540               600
GlaxoSmithKline plc            COM              37733W105     3417    80600 SH       SOLE                    80100               500
Healthcare Property Investors, COM              421915109     1700    36400 SH       SOLE                    36400
Healthcare Realty Trust        COM              421946104      369    11551 SH       SOLE                    11551
Heinz (H.J.)                   COM              423074103     2196    64075 SH       SOLE                    63775               300
Hillenbrand Industries, Inc.   COM              431573104      683    12100 SH       SOLE                    12100
Imperial Chemical Industries P COM              452704505      747    67000 SH       SOLE                    67000
Intel Corp.                    COM              458140100      944    34302 SH       SOLE                    34302
International Business Machine COM              459200101     1290    14599 SH       SOLE                    14599
Johnson & Johnson              COM              478160104     2820    56950 SH       SOLE                    56950
Kimberly-Clark                 COM              494368103     1678    32700 SH       SOLE                    32700
Liberty Media Corporation Clas COM              530718105     1577   158220 SH       SOLE                   157180              1040
Lilly, Eli                     COM              532457108     1220    20540 SH       SOLE                    20540
Microsoft                      COM              594918104     3812   137154 SH       SOLE                   136354               800
New Plan Excel Realty Trust    COM              648053106     2048    87900 SH       SOLE                    87400               500
Norfolk Southern               COM              655844108      185    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106      176    42807 SH       SOLE                    42807
Oracle Corp.                   COM              68389X105     2334   208000 SH       SOLE                   208000
PACCAR Inc.                    COM              693718108      403     5400 SH       SOLE                     5400
PG&E Corporation               COM              69331C108      782    32712 SH       SOLE                    32712
Pepsico Inc.                   COM              713448108     2475    54006 SH       SOLE                    53706               300
Pfizer Inc.                    COM              717081103     2054    67602 SH       SOLE                    67602
Plum Creek Timber Company, Inc COM              729251108     2538    99750 SH       SOLE                    99250               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       SOLE                    11376
Procter & Gamble               COM              742718109    15495   166940 SH       SOLE                   166940
Royal Dutch Petroleum          COM              780257804      223     5050 SH       SOLE                     5050
SBC Communications             COM              78387G103     2540   114146 SH       SOLE                   113489               657
Safeguard Scientifics          COM              786449108      661   194450 SH       SOLE                   194450
Safeway Inc.                   COM              786514208      482    21000 SH       SOLE                    21000
Sara Lee                       COM              803111103     1751    95357 SH       SOLE                    94857               500
Schering Plough                COM              806605101      988    64860 SH       SOLE                    64360               500
Scottish Power PLC ADS (frmly  COM              81013t705      246    10377 SH       SOLE                    10377
Sun Microsystems Inc.          COM              866810104      214    64800 SH       SOLE                    64800
Unilever PLC                   COM              904767704     2466    71200 SH       SOLE                    71200
Union Pacific Corp.            COM              907818108      349     6000 SH       SOLE                     6000
United Dominion Realty Trust   COM              910197102      322    17600 SH       SOLE                    17600
United Technologies            COM              913017109     2485    32150 SH       SOLE                    32150
Verizon Corporation            COM              92343V104     1441    44422 SH       SOLE                    44346                76
Washington REIT SBI            COM              939653101      232     8000 SH       SOLE                     8000
ASA Limited                    COM              002050102     3122    73550 SH       SOLE                    73050               500
Central Fund of Canada Ltd.    COM              153501101     2165   451900 SH       SOLE                   451700               200
Goldcorp, Inc.                 COM              380956409     3200   229200 SH       SOLE                   227700              1500
Hecla Mining                   COM              422704106      493    94000 SH       SOLE                    94000
IAMGOLD Corporation            COM              450913108      801   129000 SH       SOLE                   129000
Kinross Gold Corporation       COM              496902206      307    41200 SH       SOLE                    41200
Newmont Mining                 COM              651639106     6157   157501 SH       SOLE                   156251              1250
Pan American Silver Corp.      COM              697900108     1240   128800 SH       SOLE                   128800
Lehman Brothers Holdings 6.5%  PFD              524908720     3668   139200 SH       SOLE                   138200              1000
Templeton Global Income Fund   COM              880198106     3767   446900 SH       SOLE                   446900